Performance Management - EIC Value Fund	Sep. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund’s Class A Shares for the past ten calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the performance of the value segment of the market in which the Fund primarily invests. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.eicvalue.com. Current returns may be lower or higher. Call 877-342-0111 for the latest month-end performance figures.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund’s Class A Shares for the past ten calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the performance of the value segment of the market in which the Fund primarily invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed.
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 9.57% During the periods shown in the chart
Best Quarter	Worst Quarter
15.77%	(24.07)%
(December 31, 2020)	(March 31, 2020)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	9.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
EIC Value Fund — Class A Shares Average Annual Total Returns for the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (May 19, 2011)
Class A Shares Return Before Taxes[1]	5.13%	9.98%	8.08%	9.09%
Return After Taxes on Distributions[1]	3.09%	8.19%	6.42%	7.72%
Return After Taxes on Distributions and Sale of Shares	4.59%[2]	7.63%	6.11%	7.20%
S&P 500® Index (reflects no deductions for fees or expenses or taxes)[3]	25.02%	14.53%	13.10%	13.59%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)[3]	13.98%	8.60%	8.40%	9.98%

EIC Value Fund — Class C Shares Average Annual Total Returns for the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (July 18, 2011)
Class C Shares Return Before Taxes	10.38%[4]	10.40%	7.87%	8.95%
S&P 500® Index (reflects no deductions for fees or expenses or taxes)[3]	25.02%	14.53%	13.10%	13.99%
Russell 3000® Value Index (reflects no deductions for fees or expenses or taxes)[3]	13.98%	8.60%	8.40%	10.44%

EIC Value Fund — Institutional Class Shares Average Annual Total Returns for the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (April 29, 2011)
Institutional Class Shares Return Before Taxes	11.58%	11.51%	8.95%	9.77%
S&P 500® Index (reflects no deductions for fees or Expenses)[3]	25.02%	14.53%	13.10%	13.42%
Russell 3000® Value Index (reflects no deductions for fees or Expenses)[3]	13.98%	8.60%	8.40%	9.82%

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[3]	Effective September 1, 2024, the Fund’s primary broad-based performance index changed to the S&P 500® Index due to the SEC’s revised definition for such an index. The S&P 500® Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The Fund will retain the Russell 3000® Value Index as its additional benchmark for performance comparison. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe, which more closely aligns with the Fund’s investment strategy.
[4]	Reflects the imposition of the maximum deferred sales charge of 1.00%.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A shares only; after-tax returns for Class C and Institutional shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after-tax returns for Class C and Institutional shares will vary.

Performance Availability Website Address [Text]	www.eicvalue.com
Performance Availability Phone [Text]	877-342-0111